Expense Example - Thrivent Moderate Allocation Fund - Class S	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	$ 1,276